Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time (Detail) $ in Thousands	Dec. 31, 2018 USD ($) Securities	Dec. 31, 2017 USD ($) Securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities		265
Fair value, continuous unrealized loss position for less than 12 months		$ 606,237
Unrealized losses, continuous unrealized loss position for less than 12 months		$ (4,763)
Number of issues, continuous unrealized loss position for 12 months or more | Securities		76
Fair value, continuous unrealized loss position for 12 months or more		$ 200,834
Unrealized losses, continuous unrealized loss position for 12 months or more		(7,261)
Total unrealized losses		$ (12,024)
Municipal
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	1	1
Fair value, continuous unrealized loss position for less than 12 months	$ 9,371	$ 4,925
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (11)	(75)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	1
Fair value, continuous unrealized loss position for 12 months or more	$ 4,893
Unrealized losses, continuous unrealized loss position for 12 months or more	(107)
Total unrealized losses	$ (118)	$ (75)
Corporate
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	451	147
Fair value, continuous unrealized loss position for less than 12 months	$ 1,308,566	$ 527,594
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (40,510)	$ (4,216)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	123	47
Fair value, continuous unrealized loss position for 12 months or more	$ 480,729	$ 191,534
Unrealized losses, continuous unrealized loss position for 12 months or more	(29,449)	(6,727)
Total unrealized losses	$ (69,959)	$ (10,943)
ABS
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	1	4
Fair value, continuous unrealized loss position for less than 12 months	$ 10,010	$ 24,836
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (9)	(127)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	1
Fair value, continuous unrealized loss position for 12 months or more	$ 9,878
Unrealized losses, continuous unrealized loss position for 12 months or more	(9)
Total unrealized losses	$ (18)	$ (127)
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	90	47
Fair value, continuous unrealized loss position for less than 12 months	$ 1,086	$ 1,720
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (5)	$ (10)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	19	24
Fair value, continuous unrealized loss position for 12 months or more	$ 826	$ 216
Unrealized losses, continuous unrealized loss position for 12 months or more	(19)	(4)
Total unrealized losses	$ (24)	$ (14)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for 12 months or more | Securities	1	2
Fair value, continuous unrealized loss position for 12 months or more	$ 113	$ 8,325
Unrealized losses, continuous unrealized loss position for 12 months or more	(2)	(472)
Total unrealized losses	$ (2)	$ (472)
Fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	543	202
Fair value, continuous unrealized loss position for less than 12 months	$ 1,329,033	$ 598,943
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (40,535)	$ (4,433)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	145	73
Fair value, continuous unrealized loss position for 12 months or more	$ 496,439	$ 200,075
Unrealized losses, continuous unrealized loss position for 12 months or more	(29,586)	(7,203)
Total unrealized losses	$ (70,121)	$ (11,636)
Investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	309	137
Fair value, continuous unrealized loss position for less than 12 months	$ 1,111,745	$ 532,387
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (27,375)	$ (3,093)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	122	64
Fair value, continuous unrealized loss position for 12 months or more	$ 470,388	$ 185,093
Unrealized losses, continuous unrealized loss position for 12 months or more	(26,471)	(6,447)
Total unrealized losses	$ (53,846)	$ (9,540)
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	234	65
Fair value, continuous unrealized loss position for less than 12 months	$ 217,288	$ 66,556
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (13,160)	$ (1,340)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	23	9
Fair value, continuous unrealized loss position for 12 months or more	$ 26,051	$ 14,982
Unrealized losses, continuous unrealized loss position for 12 months or more	(3,115)	(756)
Total unrealized losses	$ (16,275)	$ (2,096)
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities		2
Fair value, continuous unrealized loss position for less than 12 months		$ 39,867
Unrealized losses, continuous unrealized loss position for less than 12 months		(5)
Total unrealized losses		$ (5)
Redeemable preferred stock
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities		1
Fair value, continuous unrealized loss position for less than 12 months		$ 1
Equity securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities		63
Fair value, continuous unrealized loss position for less than 12 months		$ 7,294
Unrealized losses, continuous unrealized loss position for less than 12 months		$ (330)
Number of issues, continuous unrealized loss position for 12 months or more | Securities		3
Fair value, continuous unrealized loss position for 12 months or more		$ 759
Unrealized losses, continuous unrealized loss position for 12 months or more		(58)
Total unrealized losses		$ (388)